Basis of Presentation and Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements were prepared using generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, these unaudited condensed consolidated financial statements do not include all information or notes required by generally accepted accounting principles for annual financial statements and should be read in conjunction with the Company's annual consolidated financial statements included within the Company's Form 10-K for the fiscal year ended December 31, 2017, as filed with the SEC on February 28, 2018.
The preparation of the unaudited condensed consolidated financial statements in conformity with these accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of expenses during the reported period. Ultimate results could differ from the estimates of management.
In the opinion of management, the unaudited condensed consolidated financial statements included herein contain all adjustments necessary to present fairly the Company's financial position and the results of its operations and cash flows for the interim periods presented. Such adjustments are of a normal recurring nature. The results of operations for the three and six months ended June 30, 2018 may not be indicative of results for the full year.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases. ASU 2016-2 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease effectively finances a purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method (finance lease) or on a straight line basis over the term of the lease (operating lease). A lessee is required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. ASU 2016-02 supersedes the existing guidance on accounting for leases in "Leases (Topic 840)." The provisions of ASU 2016-02 are effective for fiscal years, and interim reporting periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted and the provisions are to be applied using a modified retrospective approach. In July 2018, the FASB issued ASU 2018-10, “Codification Improvements to Topic 842, Leases.” The amendments in ASU 2018-10 affect narrow aspects of the guidance issued in ASU 2016-02. The Company is in the process of evaluating the impact of adoption on its consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11, "Earnings Per Share (Topic 260) Distinguishing Liabilities from Equity (Topic 480) Derivatives and Hedging (Topic 815)," which addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. The amendments in Part I of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018 with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance.

In June 2018, the FASB issued ASU No. 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”). ASU 2018-07 amends the FASB Accounting Standards Codification (“ASC”) to expand the scope of FASB ASC Topic 718, Compensation-Stock Compensation, to include accounting for share-based payment transactions for acquiring goods and services from non-employees. The amendments in ASU 2018-07 are effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance.
Change in Accounting Principle
On January 1, 2018, the Company adopted ASU 2014-09: Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This ASU permits the use of either the retrospective or cumulative effect transition method. The Company has elected to use the modified retrospective approach for adoption. The Company had previously deferred recognition of revenue and the related cost of goods sold on shipments of V-Go until a customer's right of return no longer exists, which was once the Company received evidence that the product had been distributed to patients based on analysis of third-party information. Management has determined that the variable consideration associated with rebates, chargebacks and other discounts can continue to be estimated and that there are no return estimate constraints for which it is considered probable that a subsequent change in the estimate would result in a significant revenue reversal. Accordingly, the Company is no longer using the “sell through” approach to recognition and has accelerated the recognition of revenue upon sale to the distributor. The variable consideration associated with sales returns was estimated based on the probability weighted expected value approach. In connection with its adoption of ASC 606, the Company recorded a cumulative-effect adjustment to reduce retained earnings by a de minimis amount. The reported results for 2018 reflect the application of ASC 606 guidance, while the reported results for 2017 were prepared under the guidance of ASC 605, Revenue Recognition, which is also referred to herein as "previous guidance".
The cumulative effect of applying the new guidance of ASC 606 to all contracts with customers that were not completed as of January 1, 2018 was recorded as an adjustment to accumulated deficit as of the adoption date. As a result of applying the modified retrospective method to adopt the new revenue guidance, the following adjustments were made to accounts on the Condensed Consolidated Balance Sheet as of January 1, 2018:

	As Reported		Adjusted
	December 31, 2017	New Revenue Standard Adjustment	January 1, 2018
Assets
Current assets:
Deferred cost of goods sold	$539	$(539)	$—

Liabilities
Current liabilities:
Deferred revenue	1,638	(1,638)	—
Sales return provision	—	778	778
Accrued distribution fees and managed care costs	1,330	342	1,672

Stockholders' deficit
Accumulated deficit	$(473,921)	$(21)	$(473,942)

Under the modified retrospective method of adoption, the Company is required to disclose the impact on its statement of operations , had it continued to follow the accounting policies under the previous revenue guidance. The Company estimates that the impact to revenues for the three and six months ended June 30, 2018 would have been a decrease of approximately $0.1 million and $0.4 million, respectively, and the impact to gross profit for the three and six months ended June 30, 2018 would have been a decrease of $0.1 million and $0.2 million, respectively, had there been no adoption of ASC 606. The impact to net loss for the three and six months ended would have been a decrease of $0.1 million and $0.2 million, respectively. The impact of the adoption of ASC 606 would have decreased the Company's net loss per share by $0.00 and $0.01 for the three and six months ended June 30, 2018, respectively.

Recently Issued Accounting Standards
On May 28, 2014, the Financial Accounting Standards Board ("FASB") issued ASU No. 2014-9, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which delayed the effective date of the new standard from January 1, 2017 to January 1, 2018. The FASB also agreed to allow entities to choose to adopt the standard as of the original effective date. This ASU permits the use of either the retrospective or cumulative effect transition method. The Company has determined that it will use the modified retrospective approach for adoption. The Company had previously deferred recognition of revenue and the related cost of goods sold on shipments of V-Go until a customer's right of return no longer exists, which was once the Company received evidence that the product had been distributed to patients based on analysis of third-party information. Upon adoption, management has determined that the variable consideration associated with rebates, chargebacks and other discounts can continue to be estimated and that there are no return estimate constraints for which it is considered probable that a subsequent change in the estimate would result in a significant revenue reversal under ASU 2014-9. Accordingly, the Company will no longer use the “sell through” approach to recognition and will accelerate the recognition of revenue upon sale to the distributor. The variable consideration associated with sales returns will be estimated based on the probability weighted expected value approach. The Company is substantially complete with its evaluation of the adoption effect on its financial statements. In connection with its adoption of ASC 606, the Company expects to record a cumulative-effect adjustment to reduce retained earnings by $0.5 million upon adoption. This adjustment reflects the acceleration of $1.5 million in revenues, net and $0.5 million in costs of revenue associated with the deferred revenue and related costs at December 31, 2017 as well the reserve for returns approximately $1.5 million.
In February 2016, the FASB issued new guidance related to how an entity should recognize lease assets and lease liabilities. The guidance specifies that an entity who is a lessee under lease agreements should recognize lease assets and lease liabilities for those leases classified as operating leases under previous FASB guidance. The guidance is effective for us beginning in the first quarter of 2019. Early adoption is permitted. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company is evaluating the impact of adopting this guidance on the Company’s consolidated financial condition, results of operations and cash flows.
In August 2016, the FASB issued ASU No. 2016 -15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments that addresses eight specific cash flow presentation and classification issues with the objective of reducing the existing diversity in practice. This amendment is effective for the Company in the fiscal year beginning after December 15, 2017, but early adoption is permissible. The Company does not expect the adoption to have a material impact on the financial statements.
In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”) that changes the presentation of restricted cash and cash equivalents on the statement of cash flows. Restricted cash and restricted cash equivalents will be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This amendment is effective for the Company in the fiscal year beginning October 1, 2018, but early adoption is permissible. The Company has early adopted ASU 2016-18 in this financial statement.
In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. This ASU addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. This ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company expects that the adoption will not have a material impact on its financial statements.
In July 2017, the FASB issued ASU 2017-11, "Earnings Per Share (Topic 260) Distinguishing Liabilities from Equity (Topic 480) Derivatives and Hedging (Topic 815)," which addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. The amendments in Part I of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018 with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance.

Revenue Recognition
Revenue Recognition

Under ASC 606, the Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. To perform revenue recognition for arrangements within the scope of ASC 606, the Company performs the following five steps:

(i)    identification of the promised goods or services in the contract;

(ii)	determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract;
(iii)    measurement of the transaction price, including the constraint on variable consideration;
(iv)    allocation of the transaction price to the performance obligations based on estimated selling prices; and

(v)
recognition of revenue when (or as) the Company satisfies each performance obligation. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in ASC 606.

Revenue from product sales is recorded net of adjustments for managed care rebates, wholesale distributions fees, cash discounts, prompt pay discounts, and co-pay card redemptions, all of which are established at the time of sale. Accruals for these provisions are presented in the Consolidated Financial Statements as reductions in determining net revenues and as a contra asset in accounts receivable, net (if settled via credit) and other current liabilities (if paid in cash). No significant revisions were made to the methodology used in determining these provisions. The following briefly summarizes the nature of our significant provisions:

•	managed care and medicare rebates, which are based on the estimated end user payor mix and related contractual rebates

•	distribution fees, prompt pay and other discounts, which are recorded based on specified payment terms, and which vary by customer; and

•	Co-pay card redemption charges which are based on the net transaction costs of prescriptions filled via a Company-subsidized card program

The Company believes that its estimates related to managed care and medicare rebates, distribution fees, prompt pay and other discounts, and co-pay card redemption costs do not have a high degree of estimation complexity or uncertainty as the related amounts are settled within a relatively short period of time.

Return Reserve

The Company records allowances for product returns as a reduction of revenue at the time product sales are recorded. Several factors are considered in determining whether an allowance for product returns is required, including the customers’ return rights and the Company’s historical experience with returns and the amount of product in the distribution channel not consumed by patients and subject to return. The Company relies on historical return rates to estimate returns. In the future, if any of these factors and/or the history of product returns change, adjustments to the allowance for product returns may be required.

Revenue recognition
The Company’s revenue is generated from V-Go sales in the United States to third-party wholesalers and medical supply distributors that, in turn, sell this product to retail pharmacies or directly to patients with diabetes.
Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred and title passed, the price is fixed or determinable, and collectability is reasonably assured. These criteria are applied as follows:

•	The evidence of an arrangement generally consists of contractual arrangements with third-party wholesalers and medical supply distributor customers.

•	Transfer of title and risk and rewards of ownership are passed upon shipment of product to distributors or upon delivery to patients.

•
The selling prices are fixed and agreed upon based on the contracts with distributors, the customer and contracted insurance payers, if applicable. For sales to customers associated with insurance providers with whom the Company does not have a contract, the Company recognizes revenue upon collection of cash, at which time the price is determinable. Provisions for discounts and rebates to customers are established as a reduction to revenue in the same period the related sales are recorded.

•	The Company considers the overall creditworthiness and payment history of the distributor, customer and the contracted payer in concluding whether collectability is reasonably assured.
Revenue from product sales is recorded net of adjustments for managed care rebates, wholesale distributions fees, cash discounts, prompt pay discounts, and co-pay card redemptions, all of which are established at the time of sale. Accruals for these provisions are presented in the Consolidated Financial Statements as reductions in determining net revenues and as a contra asset in accounts receivable, net (if settled via credit) and other current liabilities (if paid in cash). No significant revisions were made to the methodology used in determining these provisions during the years ended December 31, 2017 and 2016. The following briefly summarizes the nature of our significant provisions:

•	managed care rebates, which are based on the estimated end user payor mix and related contractual rebates

•	distribution fees, prompt pay and other discounts, which are recorded based on specified payment terms, and which vary by customer; and

•	Co-pay card redemption charges which are based on the net transaction costs of prescriptions filled via a Company-subsidized card program

The Company believes that their estimates related to managed care rebates, distribution fees, prompt pay and other discounts, and co-pay card redemption costs do not have a high degree of estimation complexity or uncertainty as the related amounts are settled within a relatively short period of time.

The Company has entered into agreements with wholesalers, distributors and third-party payors throughout the United States. These agreements may include product discounts or rebates payable by the Company to third-party payors upon dispensing V-Go to patients. Additionally, these agreements customarily provide such wholesalers and medical supply distributors with rights to return purchased products within a specific timeframe, as well as prior to such timeframe if the product is damaged in the normal course of business. The Company's wholesaler and medical supply distributor customers can generally return purchased product during a period that begins six months prior to the purchased V-Go kit expiration date and ends one year after the expiration date. Each V-Go kit expiration date is determined by adding 36 months to the date of manufacture. Returns are no longer honored after delivery to the patient.

The Company has historically been unable to reasonably estimate future returns due to lack of sufficient historical return data trends for V-Go. Accordingly, the Company invoices its customers, records deferred revenue equal to the gross invoice sales price less estimated cash discounts and distribution fees, and records a related deferred cost of goods sold. The Company defers recognition of revenue and the related cost of goods sold on shipments of V-Go until a customer's right of return no longer exists, which is once the Company receives evidence that the product has been distributed to patients based on their analysis of third-party information. See "Recently issued accounting policies disclosed below for expected implementation estimates associated with the adoption of ASU 2014-09, Revenue from Contracts with Customers.